Related party balances and transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2018 MXN ($)
Related party balances and transactions
Advance Payment for constructions to related parties	$ 10,760	$ 181,989	$ 214,209	$ 38,347
Accounts payable to related parties	$ 8,424	187,515	167,704	226,202
ICA Constructora de Infraestructura, S.A. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties		178,977	7,964	28,363
Accounts payable to related parties		16,652		5,222
ICA Constructora, S.A. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties			90,204	6,859
Accounts payable to related parties			16,564
Actica Sistemas, S. de R.L. de C.V.
Related party balances and transactions
Accounts payable to related parties		3,972	3,971	5,588
Autovia Golfo Centro, S.A. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties			110,312
Accounts payable to related parties			16,442
VCD Construccion y Desarrollo, S.A.P.I. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties		3,012	5,729	3,125
Accounts payable to related parties		5,335	5,772	5,947
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. “SETA”
Related party balances and transactions
Accounts payable to related parties		80,504		140,294
Operadora Nacional Hispana, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties		2,527	5,928	6,900
ICA Ingenieria S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties		1,177	367	367
GGA Capital, S.A.P.I. de C.V.
Related party balances and transactions
Accounts payable to related parties		$ 75,950	$ 117,845	$ 61,250
Interest rate basis	91-day TIIE rate	91-day TIIE rate
Spread on interest rate basis	3.50%	3.50%	3.50%
Interest rate (as a percent)	7.743%	10.1412%	7.743%	11.85%
Grupo ICA Constructora, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties		$ 794	$ 794
Grupo Hotelero Santa Fe, S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties		$ 604	$ 21	$ 634